Commitments (Details)	12 Months Ended
Aug. 31, 2025 item
Commitments
Number of batteries committed to be purchased	192
Number of batteries purchased	25
Number of additional batteries committed to be purchased deposit made	71
Number of additional batteries committed to be purchased	96